Operating expenses and cost of services (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses and cost of services
Wages, maintenance and other vessel operating costs	$ 31.8	$ 34.5	$ 14.3
Expenses relating to fleet equipment (mainly containers and chassis)	31.5	29.1	28.1
Bunker and lubricants	1,098.8	1,434.8	739.8
Insurance	21.5	15.2	11.5
Expenses related to cargo handling	1,671.4	1,981.6	1,879.9
Port expenses	500.7	359.0	255.5
Agents' salaries and commissions	209.5	261.1	238.8
Cost of related services and sundry	216.9	216.1	170.9
Slots purchase and hire of vessels	79.4	398.8	530.5
Hire of containers	23.6	34.3	36.6
Total operating expenses and cost of services	$ 3,885.1	$ 4,764.5	$ 3,905.9